Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and deposits in banks	$ 100,680,063	$ 115,012,597	$ 80,770,127
Debt Securities at fair value through profit or loss	5,675,008	4,053,802
Derivative instruments	615,902	26,602
Other financial assets	6,163,890	4,614,240
Loans and other financing	220,897,814	275,611,789
Other financial institutions	3,979,803	8,654,365
Financial assets delivered as guarantee	10,673,334	10,393,093
Equity Instruments at fair value through profit or loss	2,616,728	79,249
TOTAL ASSETS	445,239,870	540,301,708
LIABILITIES
Deposits	314,162	228,091
Financial sector	335,509,356	453,981,465
Other financial liabilities	22,169,608	23,559,130
Subordinated Corporate Bonds	24,311,663	23,518,130
Other non financial liabilities	10,124,489	9,045,017
TOTAL LIABILITIES	339,183,484	446,608,767
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks	70,955,122	65,755,139
Debt Securities at fair value through profit or loss	247,246	597,286
Derivative instruments	395,652	4,212
Other financial assets	3,749,958	2,378,184
Loans and other financing	38,973,779	70,622,301
To the non financial government sector		123
Other financial institutions	608,185	746,278
From the non financial private sector and foreign residents	38,365,594	69,875,900
Other debt securities	865,515	1,872,463
Financial assets delivered as guarantee	2,892,197	1,429,761
Equity Instruments at fair value through profit or loss	10,621	8,839
TOTAL ASSETS	118,090,090	142,668,185
LIABILITIES
Deposits	79,681,979	109,769,019
Non financial government sector	3,990,300	3,529,634
Financial sector	229,923	154,138
Non financial private sector and foreign residents	75,461,756	106,085,247
Other financial liabilities	5,248,054	4,029,540
Financing from the Central Bank and other financial entities	2,045,624	3,997,749
Subordinated Corporate Bonds	24,311,663	23,518,130
Other non financial liabilities	24,960	53,762
TOTAL LIABILITIES	111,312,280	$ 141,368,200
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks	70,623,985
Debt Securities at fair value through profit or loss	247,246
Derivative instruments	395,652
Other financial assets	3,749,958
Loans and other financing	38,973,779
Other financial institutions	608,185
From the non financial private sector and foreign residents	38,365,594
Other debt securities	865,515
Financial assets delivered as guarantee	2,892,197
Equity Instruments at fair value through profit or loss	10,621
TOTAL ASSETS	117,758,953
LIABILITIES
Deposits	79,681,979
Non financial government sector	3,990,300
Financial sector	229,923
Non financial private sector and foreign residents	75,461,756
Other financial liabilities	5,144,209
Financing from the Central Bank and other financial entities	2,045,624
Subordinated Corporate Bonds	24,311,663
Other non financial liabilities	24,960
TOTAL LIABILITIES	111,208,435
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks	225,802
TOTAL ASSETS	225,802
LIABILITIES
Other financial liabilities	96,413
TOTAL LIABILITIES	96,413
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks	17,005
TOTAL ASSETS	17,005
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks	88,330
TOTAL ASSETS	88,330
LIABILITIES
Other financial liabilities	7,432
TOTAL LIABILITIES	$ 7,432